S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Mar. 26, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]	under the Sponsor Stock Purchase Agreement, an affiliate of the Sponsor will be issued an estimated 2,677,184 shares of PubCo Series A Common Stock, assuming a Redemption Price of $10.30 for the Public Shares estimated using an assumed Closing Date of May 14, 2026.Reimbursement for out-of-pocket expenses incurred related to identifying, negotiating, investigating and completing the Business Combination; no such amounts are outstanding as of the date of this proxy statement/prospectus.Each of our independent directors, Ali Bouzarif, Kevin Gold and Sanford Litvack, has received for their services as directors an indirect interest in 30,000 founder shares through membership interests in DirectorCo.
De-SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	The securities to be issued to the Sponsor and CGC’s officers and directors may result in a material dilution of the equity interests of non-redeeming Public Shareholders.